OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER LIABILITIES
Schedule of other liabilities

	12.31.20	12.31.19
Surplus from post-employment benefit plans (Note 30)	954,581	1,155,067
Liabilities with ANATEL (1)	523,606	300,119
Third-party withholdings (2)	219,169	222,056
Amounts to be refunded to customers	44,973	43,794
Liabilities with related parties (Note 28)	33,831	30,114
Other liabilities	48,646	36,781
Total	1,824,806	1,787,931
Current	406,831	365,192
Non-current	1,417,975	1,422,739

(1)Includes the cost of renewing STFC and SMP licenses and SMP licenses and the extension of the authorization to use radio frequencies for the exploitation of SMP in the State of Rio de Janeiro, granted by ANATEL on November 29, 2020 (Notes 1.b and 12).

(2)This refers to payroll withholdings and taxes withheld from pay-outs of interest on equity and on provision of services.